RULE 497 DOCUMENT

These materials provide, in interactive data format using the eXtensible Business Reporting Language, information relating to the supplement dated April 7, 2017 to the prospectus dated November 1, 2016 for the Registrants Victory Portfolios: Victory INCORE Total Return Bond Fund, Victory Munder Mid-Cap Core Growth Fund, Victory Integrity Small-Cap Value Fund, Victory Trivalent Emerging Markets Small-Cap Fund, Victory Munder Multi-Cap Fund, Victory S&P 500 Index Fund, Victory Integrity Mid-Cap Value Fund, Victory Integrity Small/Mid-Cap Value Fund, Victory Trivalent International Small-Cap Fund, Victory Integrity Discovery Fund, and Victory Munder Small Cap Growth Fund  that was filed with the with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 7, 2017 (Accession No. 0001104659-17-022240).

EXHIBIT INDEX

Exhibit No.	Description

101. INS	XBRL Instance Document

101. CAL	XBRL Taxonomy Extension Calculation Linkbase

101. SCH	XBRL Taxonomy Extension Schema Document

101. DEF	XBRL Taxonomy Extension Definition Linkbase

101. LAB	XBRL Taxonomy Extension Label Linkbase

101. PRE	XBRL Taxonomy Extension Presentation Linkbase